Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information
The following table presents the amounts and balance sheet locations of our operating and financing leases recorded on our consolidated balance sheets.

	December 31,
	2021	2020
	(In thousands)
Operating leases:
Operating lease right-of-use assets	$396,191	$350,548

Operating lease liabilities	110,606	97,937
Noncurrent operating lease liabilities	308,747	285,785
Total operating lease liabilities	$419,353	$383,722

Finance leases:
Properties, plants and equipment, at cost	$75,885	$24,321
Accumulated amortization	(8,945)	(5,713)
Properties, plants and equipment, net	$66,940	$18,608

Accrued liabilities	$10,510	$1,916
Other long-term liabilities	56,556	5,097
Total finance lease liabilities	$67,066	$7,013
Supplemental balance sheet information related to our leases was as follows:

	December 31,
	2021	2020

Weighted average remaining lease term (in years)
Operating leases	7.4	7.2
Finance leases	8.6	3.3

Weighted average discount rate
Operating leases	3.8%	4.1%
Finance leases	3.9%	5.3%

Schedule of Components of Lease Expense and Supplemental Cash Flow Information
The components of lease expense were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease expense	$117,292	$121,608	$112,770
Finance lease expense:
Amortization of right-of-use assets	4,295	4,400	1,543
Interest on lease liabilities	733	415	334
Variable lease cost	3,645	3,580	4,449
Total lease expense	$125,965	$130,003	$119,096

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129,577	$126,313	$116,980
Operating cash flows from finance leases	$733	$415	$334
Financing cash flows from finance leases	$3,990	$2,995	$1,551

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$147,718	$18,823	$121,750
Finance leases	$64,334	$4,085	$2,096

Schedule of Operating and Finance Lease Maturities
As of December 31, 2021, minimum future lease payments of our operating and finance lease obligations were as follows:

	Operating	Finance
	(In thousands)
2022	$122,907	$13,096
2023	106,008	11,438
2024	77,770	8,292
2025	29,589	7,567
2026	22,046	6,711
Thereafter	143,337	33,208
Future minimum lease payments	501,657	80,312
Less: imputed interest	82,304	13,246
Total lease obligations	419,353	67,066
Less: current obligations	110,606	10,510
Long-term lease obligations	$308,747	$56,556

Schedule of Lease Income	Lease income recognized was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease revenues	$15,281	$22,636	$33,242
Gain on sales-type leases	$—	$33,834	$—
Sales-type lease interest income	$2,545	$1,928	$—
Lease revenues relating to variable lease payments not included in measurement of the sales-type lease receivable	$2,162	$1,690	$—

Schedule of Minimum Undiscounted Lease Payments
Annual minimum undiscounted lease payments in which HEP is a lessor to third-party contracts as of December 31, 2021 were as follows:

	Operating	Sales-type
	(In thousands)
2022	$9,810	$2,955
2023	9,676	2,955
2024	9,676	2,955
2025	2,681	2,955
2026	—	2,955
Thereafter	—	24,380
Total lease payment receipts	$31,843	39,155
Less: imputed interest		(29,716)
		9,439
Unguaranteed residual assets at end of leases		25,182
Net investment in leases		$34,621

Schedule of Net Investments in Operating Leases
Net investment in sales-type leases recorded on our consolidated balance sheet was composed of the following:

	December 31, 2021	December 31, 2020
	(In thousands)
Lease receivables	$24,962	$26,045
Unguaranteed residual assets	9,659	8,985
Net investment in leases	$34,621	$35,030